Intangible Assets and Goodwill (Details) - Schedule of amortization expense for current year and future periods	Dec. 31, 2020 CNY (¥)
Schedule of amortization expense for current year and future periods [Abstract]
Year ended December 31, 2020 (actual)	¥ 987,402
Estimate for year ended December 31,
2021	237,098
2022	13,763
2023	516
2024
2025